Cash And Cash Equivalents - Schedule of Cash and Cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash balances on hand and at banks	$ 490	$ 990
Other cash and cash equivalents	1,897	1,362
Total	$ 2,387	$ 2,352	$ 2,939	$ 908